Notes Payable and Other Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Principal balances of the Related Party loans were as follows:

	June 30, 2019	December 31, 2018
James Bowdring Family - 2011 Notes	35,000	35,000

James Bowdring Family – 2018 Convertible Notes	44,161	40,000

Kathleen Karloff Note	-	62,743
Less discount	(24,089)	(30,913)
Total, net of discount	$55,072	$106,830

Principal balances of the Related Party loans were as follows:

	December 31, 2018	December 31, 2017
Claude Ranoux Note	$-	$21,888

James Bowdring Family - 2011 Notes	35,000	35,000

James Bowdring Family – 2018 Convertible Notes	40,000	-

Kathleen Karloff Note	62,743	154,000
Less discount	(30,913)	-
Total, net of discount	$106,830	$210,888

Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Accounts payable and accrued liabilities balances include expenses reports for Ms. Karloff and Mr. Bowdring for expenses they paid for personally related to travel or normal business expenses.

	June 30,	December 31,
	2019	2018
Accounts payable and accrued liabilities	$3,702	$1,700

Accounts payable and accrued liabilities balances include expenses reports for Ms. Karloff, and Mr. Bowdring for expenses they paid for personally related to travel or normal business expenses and are represented in the following table:

	December 31,
	2018	2017
Accounts payable and accrued liabilities	$1,700	$38,000